November 19, 2018

Supplement

SUPPLEMENT DATED NOVEMBER 19, 2018 TO THE STATEMENTS OF ADDITIONAL INFORMATION OF
Morgan Stanley Global Fixed Income Opportunities Fund, dated February 28, 2018
Morgan Stanley Mortgage Securities Trust, dated February 28, 2018
Morgan Stanley U.S. Government Securities Trust, dated April 30, 2018
(each, a "Fund")

The section of each Fund's Statement of Additional Information entitled "Revenue Sharing" with respect to those arrangements applicable to Morgan Stanley Smith Barney LLC and other Financial Intermediaries is hereby deleted and replaced with the following:

With respect to Morgan Stanley Smith Barney LLC, these payments may include the following amounts, which are paid in accordance with the applicable compensation structure:

(1)  an ongoing annual fee in an amount up to $500,000 in consideration of the Adviser's participation at various Morgan Stanley Smith Barney LLC events, including seminars, conferences and meetings as determined by Morgan Stanley Smith Barney LLC;

(2)  an ongoing annual fee in an amount up to $400,000 in consideration of Morgan Stanley Smith Barney LLC providing Adviser with access to distribution analytical data in relation to sales of the Fund by Morgan Stanley Smith Barney LLC financial advisors;

(3)  on Class I, Class A, Class B, Class L and Class C shares of the Fund held in Morgan Stanley Smith Barney LLC brokerage and advisory accounts, an ongoing annual fee in an amount up to 0.10% of the total average daily NAV of such shares for the applicable quarterly period;

(4)  on Class I shares of the Fund held in Morgan Stanley Smith Barney LLC brokerage and advisory accounts as of June 30, 2014, where each such account holds $5 million or more in Class I shares of the Fund, or had $4 million or more in assets (but less than $5 million) as of June 30, 2014 and reached $5 million by December 31, 2014, an ongoing annual fee in an amount equal to 35% of the advisory fee the Adviser receives from the Fund based on the average daily NAV of such shares for the applicable quarterly period;

(5)  on Class A and Class I shares of the Fund held in an account through certain 401(k) platforms in Morgan Stanley Smith Barney LLC's Corporate Retirement Solutions, an ongoing annual fee in an amount up to 0.20% of the total average daily NAV of such shares for the applicable quarterly period; and

(6)  on purchases of $1 million or more of Class A shares (for which no initial sales charge was paid), Morgan Stanley Smith Barney LLC may, at the discretion of the Distributor, receive a gross sales credit of up to 0.50% of the amount sold.*

With respect to Morgan Stanley & Co. LLC, these payments may include the following amounts, which are paid in accordance with the applicable compensation structure:

(1)  on shares of the Fund, a fee in an amount up to 20% of the advisory fee the Adviser receives from the Fund attributable to such shares for the applicable period, not to exceed one year.

With respect to other Financial Intermediaries, these payments may include the following amounts, which are paid in accordance with the applicable compensation structure for each Financial Intermediary:

(1)  on Class I, Class A, Class B, Class L and Class C shares of the Fund, reimbursement for ticket charges applied to Fund shares;

(2)  on Class I, Class A, Class B, Class L and Class C shares of the Fund held in brokerage and/or advisory program accounts, an ongoing annual fee in an amount up to 0.225% of the total average daily NAV of such shares for the applicable quarterly period;

(3)  an ongoing annual fee in an amount up to 0.25% on sales of Class I, Class A, Class B, Class L and Class C shares of the Fund through brokerage accounts; and

(4)  on purchases of $1 million or more of Class A shares (for which no initial sales charge was paid), Financial Intermediaries may, at the discretion of the Distributor, receive a gross sales credit of up to 0.50% of the amount sold.*

*  Commissions or transaction fees paid when Morgan Stanley Smith Barney LLC or other Intermediaries initiate and are responsible for purchases of $1 million or more are computed on a percentage of the dollar value of such shares sold as follows: 0.50% on sales of $1 million to $4 million, plus 0.25% on sales over $4 million to $15 million, plus 0.15% on the excess over $15 million. Purchases of Class A shares for which no initial sales charge is paid are subject to a CDSC of 1% if the redemption of such shares occurs within 18 months after purchase. The full amount of such CDSC will be retained by the Distributor.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

November 19, 2018

Supplement

SUPPLEMENT DATED NOVEMBER 19, 2018 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
Morgan Stanley Global Fixed Income Opportunities Fund, dated June 8, 2018

The section of the Statement of Additional Information entitled "Revenue Sharing" with respect to those arrangements applicable to Morgan Stanley Smith Barney LLC is hereby deleted and replaced with the following:

With respect to Morgan Stanley Smith Barney LLC, these payments may include the following amounts, which are paid in accordance with the applicable compensation structure:

(1)  an ongoing annual fee in an amount up to $500,000 in consideration of the Adviser's participation at various Morgan Stanley Smith Barney LLC events, including seminars, conferences and meetings as determined by Morgan Stanley Smith Barney LLC;

(2)  an ongoing annual fee in an amount up to $400,000 in consideration of Morgan Stanley Smith Barney LLC providing Adviser with access to distribution analytical data in relation to sales of the Fund by Morgan Stanley Smith Barney LLC financial advisors;

(3)  on Class IR shares converted from Class I shares of the Fund held in Morgan Stanley Smith Barney LLC brokerage and advisory accounts as of June 30, 2014, where each such account holds $5 million or more in Class I shares of the Fund, or had $4 million or more in assets (but less than $5 million) as of June 30, 2014 and reached $5 million by December 31, 2014, an ongoing annual fee in an amount equal to 35% of the advisory fee the Adviser receives from the Fund based on the average daily NAV of such shares for the applicable quarterly period; and

(4)  on Class IR shares of the Fund, an ongoing annual fee in an amount up to 25% of the advisory fee the Adviser receives from the Fund based on the average daily NAV of such shares for the applicable quarterly period.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.